ORGANIZATION AND BUSINESS - Additional Information (Detail) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
New Cotai, LLC [Member]
Organization and Business [Line Items]
Common stock dividend percentage	9.40%	9.40%
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001